Sale of assets (Tables)	12 Months Ended
Dec. 31, 2017
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations
The carrying amount of the major classes of assets and liabilities for the held-for-sale Industrial business segment at December 31, 2017 and December 31, 2016 are shown below:

	December 31, 2017	December 31, 2016

Cash	$5,924	$—
Accounts receivable	7	10,518
Inventories	—	17,324
Other current assets	—	483
	5,931	28,325

Property, plant, and equipment	233	5,106
Intangible assets	—	1,026
Deferred income tax assets	—	2,127
Other non-current assets	—	514
	233	8,773
Total assets classified as held for sale	$6,164	$37,098

Accounts payable and accrued liabilities	$7,305	$13,302
Income taxes payable	3,448	—
Other current liabilities	269	1,914
	11,022	15,216
Other non-current liabilities	1,478	8,207
Total liabilities classified as held for sale	$12,500	$23,423
The following table presents financial results of the Industrial business segment which are included in net income from discontinued operations for the years ended December 31, 2017 and 2016:

	December 31, 2017	December 31, 2016
Product and service revenue	$29,038	$47,501

Cost of product revenue	21,284	35,520
Research and development	2,048	3,475
General and administrative	4,797	3,324
Sales and marketing	1,754	2,393
	29,883	44,712
Operating income (loss) from discontinued operations	(845)	2,789

Net gain on sale of assets	(58,310)	—
Other expenses (recovery)	220	(93)
Income from discontinued operations before income tax	57,245	2,882
Income tax expense	6,118	1,060
Net income from discontinued operations	$51,127	$1,822